Shareholder Report, Line Graph (Details) 462680_Jacob Small Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 230,955	$ 159,322	$ 137,585	$ 142,361	$ 307,752	$ 189,925	$ 143,679	$ 171,386	$ 110,173	$ 100,000	$ 206,007
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	347,177	299,601	235,655	203,248	228,955	174,554	143,151	139,088	116,234	100,000	$ 417,931
Bloomberg US 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2000 Growth Total Return Index
Accumulated Value	$ 227,862	$ 206,652	$ 175,900	$ 169,549	$ 225,943	$ 155,504	$ 135,256	$ 151,286	$ 115,191	$ 100,000	$ 283,684